ESOP PLAN (Detail Textuals 1) (Employee Stock Ownership Plan (the "ESOP"), USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Employee Stock Ownership Plan (the "ESOP")
Employee Stock Ownership Plan (ESOP) Disclosures [Line Items]
Term of completed year of service		3 months
Number of period for vesting		2 years
Fully Vesting period		6 years
Minimum amount of ESOP contributions		$ 130,000
Contribution expense	45,000	178,000	178,000
ESOP principal payment	35,000	131,000	125,000
ESOP interest expenses	10,000	47,000	54,000
Employee stock ownership plan number of allocated shares and shares committed for allocation		1,128,303	1,028,615
Shares of unallocated company stock		553,420	664,104
ESOP compensation expenses	$ 30,000	$ 173,000	$ 236,000
Fair value of the shares	$ 1.07	$ 1.15	$ 2.20